SCHEDULE OF CONCENTRATIONS OF REVENUES (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Priority Health [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	29.00%	29.00%	31.00%	33.00%	32.00%	35.00%
BlueCross BlueShield [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	25.00%	17.00%	17.00%	13.00%	18.00%	15.00%